Share-Based Compensation - Schedule of Stock Option Activity (Details) - LandStar Inc. and Subsidiaries [Member]	9 Months Ended
Sep. 30, 2018 $ / shares shares
Available for Grant, Beginning Balance
Available for Grant, Authorization of Awards	182,550,551
Available for Grant, Grants of Stock Options	(182,550,551)
Available for Grant, Ending Balance
Options Outstanding, Beginning Balance
Options Outstanding, Ending Balance	182,550,551
Weighted Average Exercise Price, Beginning Balance | $ / shares
Weighted Average Exercise Price, Authorization of Awards | $ / shares
Weighted Average Exercise Price, Grants of Stock Options | $ / shares	0.0046
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 0.0046